Segment information - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating segments
Net profit (loss) for the year	€ 6,695	€ (2,153)	€ 13,145
Income tax benefit/(expense)	(78)	(975)	(591)
Financial income	5,019	6,114	5,620
Financial expenses	(3,865)	(4,420)	(4,101)
Operating (loss)/ profit	5,619	(2,872)	12,217
Consolidated entity
Operating segments
Net profit (loss) for the year	6,695	(2,153)	13,145
Share in loss of joint venture	0	0	0
Income tax benefit/(expense)	78	975	591
Financial income	(5,019)	(6,114)	(5,620)
Financial expenses	3,865	4,420	4,101
Operating (loss)/ profit	5,619	(2,872)	12,217
Impairments	4,228	0	177
Other operating income (expense)	(3,077)	(2,693)	(3,527)
Corporate headquarter costs	(10,464)	(9,504)	(10,317)
Corporate research and development	(2,785)	(2,600)	(2,948)
Depreciation, amortization and impairment	21,511	22,026	20,516
Segment adjusted EBITDA	€ 41,530	€ 28,565	€ 42,649